Options and Other Equity-Based Awards	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options and Other Equity-Based Awards

17. Options and Other Equity-Based Awards

As of December 31, 2013, our outstanding equity based compensation plans and agreements include:

•	Sovereign Holdings, Inc. Management Equity Incentive Plan

•	TVL Common, Inc. Restricted Stock Grant Agreement

•	Travelocity.com LLC Stock Option Grant Agreement

•	Sovereign Holdings, Inc. Restricted Stock Grant Agreement

•	Sovereign Holdings, Inc. Stock Incentive Plan Stock Settled SARs with Respect to Travelocity Equity

•	Sovereign Holdings, Inc. Amended and Restated Stock Incentive Plan for Travelocity’s CEO Stock Settled SARs with Respect to Travelocity Equity

•	Sovereign Holdings, Inc. Restricted Stock Unit Grant Agreement

•	Sovereign Holdings, Inc. 2012 Management Equity Incentive Plan

Under these plans, the Company has granted stock options, stock appreciation rights, restricted stock and restricted stock units. Sabre Corporation was formerly Sovereign Holdings, Inc.

Our Plans

Sovereign Holdings, Inc. Management Equity Incentive Plan—Under the Sovereign Holdings, Inc. Management Equity Incentive Plan (“Sovereign MEIP”), adopted June 11, 2007, as amended in April 22, 2010, key employees and, in certain circumstances, the directors, service providers and consultants, of the Company and its affiliates may be granted stock options. Under the Sovereign MEIP:

•	the total number of shares of common stock of Sabre Corporation reserved and available for issuance is limited to an aggregate of 22,318,298;

•	the exercise price must be at least equal to the fair market value of a share of common stock of Sabre Corporation;

•	time-based and performance-based stock options may be granted; time-based stock options generally vest over five years (25% vests after the first anniversary of the grant date, and the remaining 75% vests ratably on a quarterly basis thereafter); performance-based options will vest upon a liquidity event, as determined by the Board, subject to achievement of certain performance measures and events as defined in the Sovereign MEIP; and

•	generally, a liquidity event is defined as the occurrence of (i) a transaction or series of transactions that results, directly or indirectly, in the sale, transfer or other disposition of (a) the shares of common stock of Sabre Corporation or TVL Common, Inc. held by TPG or Silver Lake (the “the Majority Stockholder”), or (b) the assets of Sabre Corporation or TVL Common, Inc. or (ii) any other transaction or series of transactions determined by the Board, in its sole discretion, to constitute a liquidity event.

Effective September 14, 2012, all shares available for future grants were transferred to the Sovereign Holdings, Inc. 2012 Management Equity Incentive Plan. Additionally, shares that were covered by prior awards of stock options granted under the Sovereign MEIP that were forfeited or otherwise expire unexercised or without the issuance of shares of Sabre Corporation common stock are also transferred to the Sovereign Holdings, Inc. 2012 Management Equity Incentive Plan. Therefore, as of December 31, 2013, no shares remained available for future grants under the Sovereign MEIP.

TVL Common, Inc. Restricted Stock Grant Agreement—In 2010, we adopted the TVL Common, Inc. Restricted Stock Grant Agreement (“TVL Common RSA”). Under the TVL Common RSA, any employee who had an outstanding grant of stock options under the Sovereign MEIP as of December 31, 2009 received a grant of restricted shares under the TVL Common RSA. Under the TVL Common RSA:

•	the total number of restricted shares of TVL Common, Inc. reserved and available for issuance under the TVL Common RSA is limited to 17,828,085;

•	the restricted shares vest on the same terms and conditions as the corresponding grant of stock options under the Sovereign MEIP, subject to the occurrence of a liquidity event (as defined above), or earlier termination of employment and achievement of certain performance measures.

In connection with the dividend of the noncontrolling interest in Travelocity.com LLC (see Note 2, Summary of Significant Accounting Policies) in December 2009, each holder of outstanding time-based and performance-based options under the Sovereign MEIP was granted restricted shares in TVL Common, Inc. in 2010.

Effective December 31, 2012, our majority shareholders approved a merger transaction in which all available and outstanding shares under the TVL Common RSA were cancelled. Therefore, as of December 31, 2012, no shares were outstanding or remained available for future grants under the TVL Common RSA.

Travelocity.com LLC Stock Option Grant Agreement—In 2010, pursuant to the terms of the Travelocity.com LLC limited liability company agreement (“TVL.com LLC Agreement”), we issued stock options using the Travelocity.com LLC Stock Option Grant Agreement (“TVL.com SOA”). Pursuant to the TVL.com LLC Agreement, key employees and, in certain circumstances, the directors, service providers and consultants, of the Company and its affiliates could be granted stock options to purchase common units of Travelocity.com LLC. Under the terms of the TVL.com LLC Agreement, as set forth in the TVL.com SOA:

•	the total number of common units of Travelocity.com LLC reserved and available for issuance is limited to an aggregate of 4,286,418;

•	the exercise price may not be less than the fair market value of a common unit of Travelocity.com LLC on the grant date;

•	the exercise price will increase quarterly at 6.0% per annum until the date of exercise; and

•	the options vest over five years (25% vests after the first anniversary of the grant date, the remaining 75% vests ratably on a quarterly basis thereafter).

At December 31, 2013, 2,801,888 options remained available for future grants pursuant to the TVL.com LLC Agreement, using the TVL.com SOA.

Sovereign Holdings, Inc. Restricted Stock Grant Agreement—In 2011, we granted 354,191 shares of Sabre Corporation restricted common stock as an employment inducement award, and not under any equity incentive plan adopted by the Company. The shares of Sabre Corporation restricted common stock vest ratably over three years from the date of grant, one-third on each anniversary of the grant date.

Sovereign Holdings, Inc. Stock Incentive Plan for Travelocity’s CEO Stock Settled SARs With Respect to Travelocity Equity; and Sovereign Holdings, Inc. Stock Incentive Plan—Stock Settled SARs with Respect to Travelocity Equity—In 2011, we adopted the Sovereign Holdings, Inc. Stock Incentive Plan for Travelocity’s CEO Stock Settled SARs With Respect to Travelocity Equity (“Travelocity Equity 2011”) and in 2012, we adopted the Sovereign Holdings, Inc. Stock Incentive Plan—Stock-Settled SARs with Respect to Travelocity Equity (“Travelocity Equity 2012”). Under the Travelocity Equity 2011 plan, Travelocity’s CEO was granted stock-settled SARs relating to Travelocity Holdings, Inc. (“THI”) common stock and Travelocity.com LLC common units. Under the Travelocity Equity 2012 plan, key employees and, in certain circumstances, directors, service providers and consultants, of the Company and its affiliates may be granted stock-settled SARs relating to THI common stock and Travelocity.com LLC common units. Under the terms of these plans:

•	SARs with respect to THI common stock and Travelocity.com LLC common units (collectively “Tandem SARs”) must be exercised in tandem in the same proportion of SARs granted, and may be settled, at our option, in shares of the underlying common stock and common units, interests in Sabre Corporation or any successor to Sabre Corporation, THI or Travelocity.com LLC, or in cash.

•	The SARs vest over four years (25% vests after the first anniversary of the grant date, the remaining 75% vests on a quarterly basis thereafter).

•	Generally, vested Tandem SARs are only exercisable in connection with a liquidity event and at any time thereafter prior to their expiration.

•	Generally, a liquidity event is defined as the occurrence of (i) a transaction or series of transactions that results, directly or indirectly, in the sale, transfer or other disposition of substantially all of the economic interest in Sabre Corporation or THI or any of its subsidiaries held by the Majority Stockholder, (ii) a change in control (as defined in the Travelocity Equity 2011 or Travelocity Equity 2012 plan, respectively), (iii) any other transaction or series of transactions determined by the Board, in its sole discretion, to constitute a liquidity event or (iv) an initial public offering of equity interests in Sabre Corporation or THI or any of its subsidiaries.

In 2012, the Travelocity Equity 2011 plan was amended and any outstanding Tandem SARs were cancelled and a new award of Tandem SARs was issued under the amended plan with an exercise price equal to the fair market value of THI common stock and THI common units on the date of grant. The terms of this amended plan and the vesting schedule of the new award of Tandem SARs were consistent with the original plan and the initial grant of Tandem SARs. The new award of Tandem SARs vests 25% after the first anniversary of the grant date and the remainder vests quarterly thereafter. The grant of tandem SARs is accounted for as a modification and resulted in $1 million of additional expense for the year ended December 31, 2012.

The total number of SARs reserved and available for issuance under the Travelocity Equity 2012 plan is limited to an aggregate of 16,565,408 shares of THI common stock and 16,565,408 Travelocity.com LLC common units.

At December 31, 2013, a total of 7,505,466 shares of THI common stock and 7,505,466 Travelocity.com LLC common units remained available for future grants under both plans.

Sovereign Holdings, Inc. Restricted Stock Unit Grant Agreement—In 2012, we granted an award of time-based RSUs to the Chief Executive Officer of Travelocity that, due to the nature of these RSUs, are accounted for as liability awards and have an aggregate fixed value of $3 million using the Sovereign Holdings, Inc. Restricted Stock Unit Grant Agreement (the Sovereign RSU Agreement”) and not under any equity incentive plan adopted by the Company. The Sovereign RSU Agreement vests as to certain fixed dollar amounts ratably each six months starting on December 15, 2012 through June 15, 2015 and is settled in shares of Sabre Corporation common stock or the prescribed cash amount. The number of shares of Sabre Corporation common stock to be delivered at each vesting date is determined by dividing these prescribed amounts by the current fair market value of Sabre Corporation common stock on each vesting date, with any residual value to be delivered in cash. As a condition to settlement of the Sovereign RSU Agreement, the Chief Executive Officer of Travelocity would forfeit up to 30% of the shares of THI and common units of Travelocity.com LLC underlying his Tandem SAR award under the Travelocity Equity 2011 plan on certain specified dates.

Sovereign Holdings, Inc. 2012 Management Equity Incentive Plan—Under the Sovereign Holdings, Inc. 2012 Management Equity Incentive Plan (“Sovereign 2012 MEIP”), adopted September 14, 2012, key employees and, in certain circumstances, the directors, service providers and consultants, of the Company and its affiliates may be granted stock options, restricted shares, RSUs, performance-based awards and other stock-based awards. Under the Sovereign 2012 MEIP:

•	the total number of shares of common stock of Sabre Corporation reserved and available for issuance is currently limited to the aggregate of 1,800,000 shares of Sabre Corporation common stock, 2,568,561 shares of Sabre Corporation common stock that were available for issuance under the Sovereign MEIP as of the effective date of the Sovereign 2012 MEIP, 2,160,000 shares were added per the Compensation Committee resolution, and, as of December 31, 2013, 4,150,967 shares that were covered by prior awards of stock options granted under the Sovereign MEIP that were forfeited or otherwise expire unexercised or without the issuance of shares of Sabre Corporation common stock;

•	the exercise price of any stock options granted under the Sovereign 2012 MEIP must be at least equal to the fair market value of a share of common stock of Sabre Corporation on the grant date; and

•	time-based options typically vest over four or five years (25% vests after the first anniversary of the grant date, the remaining 75% vests ratably on a quarterly basis thereafter); performance-based awards will vest based on achievement of certain performance measures and events as defined in the Sovereign 2012 MEIP and the grant agreement.

At December 31, 2013, 2,384,558 shares remained available for future grants of equity awards under the Sovereign 2012 MEIP.

Grants of Equity-Based Awards

All grants of stock options have an exercise price equal to the estimated fair market value of our common stock on the date of grant. Because we are privately held and there is no public market for our common stock, the fair market value of our common stock is determined utilizing factors such as our actual and projected financial results, valuations of the Company performed by third parties and other information obtained from public, financial and industry sources.

Performance-Based Stock Options—In 2008, we issued performance-based stock options under the Sovereign MEIP. The granted options shall vest and become exercisable upon the occurrence of a liquidity event which triggers certain performance measures. Because the performance condition is contingent on a liquidity event, no expense will be recognized in connection with these options until such an event is probable.

The fair value of the performance-based stock options granted was estimated at the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions:

Year Ended December 31, 2008
Exercise price	$5.00
Average risk-free interest rate	4.15%
Expected life (in years)	6.85
Implied volatility	36.40%
Weighted-average fair value	$1.81

As of December 31, 2013, there was approximately $2 million unrecognized compensation expense that will be recognized at the time the criteria for recognition are met. Performance-based share activities for the year ended December 31, 2013 were as follows:

Sovereign MEIP Performance-based Stock Options	Options	Weighted-Average Exercise Price
Outstanding and Nonvested at December 31, 2012	776,037	$5.00
Granted	—	—
Cancelled	—	—

Outstanding and Nonvested at December 31, 2013	776,037	$5.00

Time-Based Equity Awards—We issue, or have issued, time-based equity awards in the form of SARs and stock options under the Sovereign MEIP, TVL.com SOA, Travelocity Equity 2011, Travelocity Equity 2012, and the Sovereign 2012 MEIP. Generally, these awards vest over five years, or immediately upon a liquidity event, and are not exercisable more than ten years after the date of grant.

The fair value of the stock options granted was estimated at the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions:

Year Ended December 31, 2013
Sovereign 2012 MEIP
Exercise price	$11.91
Average risk-free interest rate	1.53%
Expected life (in years)	6.11
Implied volatility	30.75%
Weighted-average estimated fair value	$3.89

	Year Ended December 31, 2012
	Sovereign 2012 MEIP	TVL.com SOA	Tandem SARs(1)	Sovereign MEIP
Exercise price	$9.96	$0.12	$1.45	$8.41
Average risk-free interest rate	0.93%	1.53%	1.02%	1.41%
Expected life (in years)	6.44	6.44	6.11	6.44
Implied volatility	31.42%	45.00%	45.02%	35.45%
Weighted-average estimated fair value	$3.29	$0.04	$0.64	$3.17

	Year Ended December 31, 2011
	TVL.com SOA	Tandem SARs(1)	Sovereign MEIP
Exercise price	$0.16	$1.74	$8.59
Average risk-free interest rate	2.07%	2.57%	1.88%
Expected life (in years)	6.44	6.44	6.44
Implied volatility	42.82%	42.50%	35.90%
Weighted-average estimated fair value	$0.06	$0.61	$3.36

(1)	Represents the weighted average of Tandem SARs granted under the Travelocity Equity 2011 and Travelocity Equity 2012 plans.

We expensed $4 million in the year ended December 31, 2013 and $7 million in each of the years ended December 31, 2012 and 2011 related to time-based stock options. As of December 31, 2013, we have approximately $21 million in unrecognized compensation expense that will be recognized over a weighted-average period of 2.0 years. Time-based share activities for the year ended December 31, 2013 were as follows:

	Sovereign MEIP Stock Options			Sovereign 2012 MEIP Stock Options
		Weighted-Average			Weighted-Average
	Quantity	Exercise Price	Remaining Contractual Term (years)	Quantity	Exercise Price	Remaining Contractual Term (years)
Outstanding at December 31, 2012	17,235,250	$4.84	5.68	1,505,225	$9.96	8.92
Granted	—	—	—	2,910,621	11.91	—
Exercised	(596,285)	4.92	—	—	—	—
Cancelled	(987,896)	5.14	—	(153,500)	10.18	—
Outstanding at December 31, 2013	15,651,069	4.81	4.66	4,262,346	11.29	8.18

Vested and exercisable at December 31, 2013	14,170,926	$4.59	4.63	485,546	$10.98	9.14

	TVL.com SOA Time-based Stock Options			Travelocity Equity 2012 Tandem SARs
		Weighted-Average			Weighted-Average
	Quantity	Exercise Price	Remaining Contractual Term (years)	Quantity	Exercise Price	Remaining Contractual Term (years)
Outstanding at December 31, 2012	1,960,231	$0.43	7.59	21,607,122	$1.45	7.38
Cancelled	(475,701)	0.48	—	(3,487,238)	1.45	—

Outstanding at December 31, 2013	1,484,530	0.41	6.66	18,119,884	1.45	6.38

Vested and exercisable at December 31, 2013	1,009,904	$0.52	6.56	—	$—	—

The total intrinsic value of stock options exercised was $5 million, $4 million and $1 million for the years ended December 31, 2013, 2012 and 2011, respectively. As of December 31, 2013, the aggregate intrinsic value for outstanding options under the Sovereign MEIP and Sovereign 2012 MEIP plans totaled $232 million and $34 million, respectively; and the aggregate intrinsic value for vested and exercisable options under the Sovereign MEIP and Sovereign 2012 MEIP plans totaled $213 million and $4 million, respectively.

In 2013 and in 2012, the Board of Directors approved modifications of Sovereign MEIP stock options held by six employees by extending the exercise period following their termination. This change was accounted for as a modification and resulted in less than $1 million of stock compensation expense in each of the years ended December 31, 2013 and 2012. There were no modifications during the year ended December 31, 2011.

Restricted Stock—In 2011, we granted restricted shares of Sabre Corporation’s common stock which vest ratably over three years. In the event of a dissolution or liquidation of Sabre Corporation, sale of all or substantially all of Sabre Corporation’s assets, or merger of Sabre Corporation, the Board may exchange the restricted shares of Sabre Corporation’s common stock for restricted shares of common stock in the new or surviving entity or settle in cash.

Restricted stock is measured based on the fair market value of the underlying stock on the date of the grant. Shares of Sabre Corporation common stock are delivered on the vesting dates with the applicable statutory tax withholding requirements to be satisfied per the terms of the Sovereign Holdings, Inc. Restricted Stock Grant Agreement.

For the year ended December 31, 2013, we recorded approximately $1 million in compensation expense related to the grant of restricted stock. As of December 31, 2013, we have a negligible amount in unrecognized compensation expense that will be recognized over the associated vesting periods.

Restricted stock activities for the year ended December 31, 2013 were as follows:

Sabre Corporation Restricted Stock	Quantity	Weighted-Average Fair Value Per Award
Restricted stock, beginning of year	236,127	$8.47
Granted	—	—
Vested	(118,063)	8.47

Restricted stock, end of year	118,064	$8.47

Restricted Stock Units—In November 2012, the Board approved a grant of time-based RSUs with an aggregate fixed value of $3 million. The RSUs are able to be settled at the Board’s discretion in shares of our common stock or cash and are accounted for as liability awards. Expense associated with this grant of RSUs is being recognized over the associated vesting period as stock compensation expense. As of December 31, 2013, we have a negligible amount recorded in other noncurrent liabilities on our consolidated balance sheets related to these RSUs.

Our performance-based RSUs vest evenly over a four year period dependent upon certain company-based performance measures being achieved. On the date of grant, we determine the fair value of the performance-based awards, taking into account the probability of achieving the performance measures. Each reporting period, we re-assess the probability assumption and, if there is an adjustment, record the cumulative effect of the adjustment in the current reporting period. For the year ended December 31, 2013 we expensed $4 million in stock compensation expense related to 1,304,063 performance-based RSUs.